Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of inventories [abstract]
Summary of Inventories
As of September 30, 2025 and December 31, 2024, inventories were as follows:

	September 30,		December 31,
	2025		2024
Refined and petrochemicals products	Ps.	47,987,201	Ps.	43,950,469
Crude oil	24,834,500		18,645,592
Products in transit	12,795,880		18,984,729
Materials and products in stock	6,307,180		6,320,011
Materials in transit	210,544		555,522
Gas and condensate products	103,170		113,666
Total	Ps.	92,238,475	Ps.	88,569,989